Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Prepaid expenses	12,257	13,060	2,082
VAT tax receivables	1,036	2,062	329
Other receivables	4,231	7,154	1,140

Total prepaid expenses and other receivables	17,524	22,276	3,551